Expense Example {- Fidelity Freedom Blend Income Fund} - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-04 - Fidelity Freedom Blend Income Fund - Fidelity Freedom Blend Income Fund- Class K	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 37
3 years	116
5 years	202
10 years	$ 456